RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of compensation payable

Years ended March 31,	2026	2025	2024
Short-term employee benefits (salary, bonus, etc.)	4,052	13,787	2,127
Post-employment benefits
Other long-term benefits
Termination benefits	152		49
Share-based payment compensation	1,600	590
Total	5,804	1,968	2,176

Schedule of Compensation

Name & Principal Position	Year	Fee and Salary(1)	Bonus	Transaction Closing Bonus(3)	Securities Under Options Granted		Shares or Units(16)	Other(3)	Total Compensation
		$	$	$	$		$	$	$
Michael Terpin
	2026	61,250	-	-	-		-	-	61,250

F. Daniel Siciliano
	2026	17,500	-	-	-		-	-	17,500

Gregory H. Bailey, M.D.(6)
	2026	30,000	25,000	-	-		-	-	55,000
	2025	30,000	-	-	-		-	-	30,000
	2024	49,500	-	-	-		-	-	49,500

James Mellon(6)
	2026	30,000	25,000	-	-		-	-	55,000
	2025	30,000	-	-	-		-	-	30,000
	2024	35,242	-	-	-		-	-	35,242

Steven Mintz(8)
	2026	77,500	25,000	-	54,796		-	-	157,296
	2025	30,000	-	-	113,158	(5)	-	-	143,158
	2024	45,750	-	-	-		-	-	45,750

Jean-Christophe Renondin, M.D.(7)
	2026	30,000	25,000	-	54,796		-	-	109,796
	2025	30,000	-	-	96,992	(5)	-	-	126,992
	2024	-	-	-	-		-	-	-

Justin Stebbing, M.D. PhD(7)
	2026	30,000	25,000	-	64,760		-	-	119,760
	2025	30,000	-	-	121,240	(5)	-	-	151,240
	2024	-	-	-	-		-	-	-

Linda Kozick(9)
	2026	-	-	-	-		-	-	-
	2025	-	-	-	-		-	-	-
	2024	42,000	-	-	-		-	-	42,000

Mark Simon(9)
	2026	-	-	-	-		-	-	-
	2025	-	-	-	-		-	-	-
	2024	55,500	-	-	-		-	-	55,500

Robert Glassman(9)
	2026	-	-	-	-		-	-	-
	2025	-	-	-	-		-	-	-
	2024	45,258	-	-	-		-	-	45,258

Schedule of outstanding equity awards

		Option Awards				Stock Awards(6)
		Number of				Number of Shares or	Market Value of Shares or
		Securities Underlying		Option	Option	Units of Stock	Units of Stock
		Unexercised Options		Exercise	Expiration	That Have	That Have
Name	Grant Date	Exercisable(1)	Unexercisable	Price	Date	Not Vested	Not Vested
Alexander Pickett(2)	3/7/2025	36,000	-	4.45	3/7/2035	-	-
	7/27/2025	45,937	-	5.73	7/27/2035	-	-

Ian B. Walters(3)	3/30/2023	15,085	-	58.40	12/14/2026	-	-
	1/19/2022	6,285	-	204.40	12/14/2026	-	-
	1/13/2021	7,550	-	355.00	12/14/2026	-	-

Andrea E. Park(4)	3/7/2025	28,000	-	4.45	3/7/2035	-	-
	7/27/2025	7,820	-	5.73	7/27/2035	-	-

Allan Shaw(5)	3/30/2023	1,761	-	58.40	9/30/2026	-	-
	1/19/2022	840	-	204.40	9/30/2026	-	-
	1/13/2021	6,550	-	355.00	9/30/2026	-	-

Robert Kramer(6)	3/30/2023	2,771	-	58.40	3/30/2033	-	-
	1/19/2022	1,255	-	204.40	1/19/2032	-	-
	1/13/2021	3,050	-	355.00	1/13/2031	-	-

Brian Wiley(7)	3/30/2023	2,386	-	58.40	11/15/2026	-	-
	1/19/2022	3,000	-	204.40	11/15/2026	-	-

Brittany Kaiser(8)	3/11/2026	545,315	-	1.30	5/14/2036	-	-

Enzo Villani(8)	3/11/2026	545,315	-	1.30	5/14/2036	-	-

Yury Mitin(8)	3/11/2026	545,315	-	1.30	5/14/2036	-	-

Notes

(1)	Except as set forth below, vesting of all options is subject to continued service as an employee, director and/or consultant of Alpha Compute or a subsidiary on the applicable vesting date. One fourth of the options vested or will vest on the first anniversary of the date of grant, and the remaining balance of the options vested or will vest in 36 equal monthly installments thereafter.

(2)	On December 15, 2024, Mr. Pickett was appointed as a director of the Company and our Chief Executive Officer under a consultancy agreement and served in such capacities through December 19, 2025, his resignation date. These options were awarded to Mr. Pickett for his services as a director. One fourth of the options vested immediately on grant date, and the remaining vest in three equal annual installments thereafter.

(3)	Dr. Walters served as our Chief Executive Officer and a director of the Company through December 14, 2024. Pursuant to the terms of his employment agreement, all unvested share options immediately vested on such date. Pursuant to the terms of his share option agreements, the vested share options are exercisable for two years from this date.

(4)	On September 30, 2024, Ms. Park was appointed as our Chief Financial Officer and departed the Company in October 2025. One fourth of the options vested immediately on the grant date, and the remaining vest in three equal annual installments thereafter.

(5)	Mr. Shaw served as our Chief Financial Officer through September 30, 2024. Pursuant to the terms of his share option agreements, the vested share options are exercisable for two years from such date.

(6)	The above table excludes 4,550 RSUs to Mr. Kramer granted on January 13, 2021, with a grant date value of $1,615,250, which vested on the grant date but are subject to certain restrictions and 860 RSUs granted on January 19, 2022 with a grant date value of $175,784, which vested on the grant date.

(7)	Mr. Wiley served as our Chief Business Officer through November 15, 2024. Pursuant to the terms of his employment agreement, all unvested shares immediately vested on such date. Pursuant to the terms of his share option agreement, the vested share options are exercisable for two years from such date.

(8)	On March 11, 2026, the Board authorized the grant of 545,315 share options each to Ms. Kaiser, Mr. Mitin, and Mr. Villani, which were owed pursuant to their contractor agreements upon the Company raising at least $50 million in equity financing via either private or public share offerings. These share options were formally granted on May 14, 2026.